Interest Expense (Tables)	12 Months Ended
Dec. 31, 2025
Interest costs [abstract]
Summary of Interest Expense

Interest expense for the years ended December 31, 2025, 2024 and 2023 is outlined below:

	Year Ended December 31,
	2025	2024	2023
(in USD and thousands)
Interest on debt	$315,918	$344,568	$427,052
Amortization of debt transaction costs	30,205	31,722	38,393
Interest for lease liabilities	19,170	21,068	22,533
Loss on prepayment and modifications of debt	17,180	—	48,114
Capitalized interest	(24,390)	(20,525)	(10,913)
Bank fees and other	4,492	3,653	2,882
Total interest expense	$362,575	$380,486	$528,061